Schedule I-Condensed Financial Information of the Parent Company	12 Months Ended
Jun. 30, 2024
Schedule I-Condensed Financial Information of the Parent Company [Abstract]
SCHEDULE I-CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

SCHEDULE I-CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY

The Company performed a test on the restricted net assets of the consolidated subsidiaries in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e) (3), “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the financial information for the parent company only.

The subsidiaries did not pay any dividends to the Company for the periods presented. Certain information and footnote disclosures generally included in the financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. These statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

The financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investments in its subsidiaries.

The following represents condensed financial information of the parent company:

SCHEDULE I-CONDENSED BALANCE SHEETS

	As of June 30,
	2024	2023
ASSETS
Cash	$3,566,438	$10,476
Due from intercompany	409,820	9,820
Other receivables	9,395,453	—
Deferred offering costs	—	222,755
Investment in subsidiaries	555,104	847,858
Total Assets	$13,926,825	$1,090,909

LIABILITIES AND SHAREHOLDERS’ EQUITY
Accrued expenses and other current liabilities	$52,827	$19,827
Total Current Liabilities	52,827	19,827

Shareholders’ Equity
Ordinary shares ($0.0001 par value, 500,000,000 authorized, 27,000,000 and 24,000,000 shares issued and outstanding as of June 30, 2024 and 2023)	2,700	2,400
Additional paid-in capital	14,578,800	1,041,855
Statutory reserves	570,807	300,171
Accumulated deficit	(1,278,309)	(273,344)
Total shareholders’ equity	13,873,998	1,071,082
Total liabilities and shareholders’ equity	$13,926,825	$1,090,909

SCHEDULE I-CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)

	For the year ended June 30,
	2024	2023	2022
Operating expenses:
General and administrative expenses	(722,872)	(362,880)	(311,118)
Equity (loss) income in subsidiaries	(25,670)	568,791	262,096
Net (loss) income	(748,542)	205,911	(49,022)
Comprehensive (loss) income	$(748,542)	$205,911	(49,022)

SCHEDULE I-CONDENSED STATEMENTS OF CASH FLOWS

	For the Year Ended June 30,
	2024	2023	2022
Net cash (used in) operating activities	$(769,797)	$(141,836)	$(312,155)
Net cash (used in) investing activities	(9,457,764)	—	—
Net cash provided by (used in) financing activities	13,783,523	(46,704)	511,171
Net (decrease) increase (decrease) in cash	3,555,962	(188,540)	199,016
Cash at the beginning of the year	10,476	199,016	—
Cash at the end of the year	$3,566,438	$10,476	$199,016

1. BASIS FOR PREPARATION

The condensed financial information of the Parent Company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements, except that the Parent Company used the equity method to account for investments in its subsidiaries.

Certain information and footnote disclosures normally included in the financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote disclosures contain supplemental information relating to the operations of the Parent Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements.

2. INVESTMENT IN SUBSIDIARIES

The Parent Company and its subsidiaries are included in the consolidated financial statements where the inter-company balances and transactions are eliminated upon consolidation. For the purposes of the Parent Company’s stand-alone financial statements, its investments in its subsidiaries are reported using the equity method of accounting. The Parent Company’s share of income and losses of its subsidiaries are reported as shares of income (loss) of its subsidiaries in the condensed financial information to the Parent Company.